Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2023	May 14, 2024
Document Information Line Items
Entity Registrant Name	Mingteng International Corporation Inc.
Trading Symbol	MTEN
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		6,207,500
Amendment Flag	false
Entity Central Index Key	0001948099
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42024
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Lvhua Village
Entity Address, Address Line Two	Luoshe Town
Entity Address, Address Line Three	Huishan District
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214189
Title of 12(b) Security	Ordinary shares, par value $0.00001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	United States
Auditor Firm ID	2388
Business Contact
Document Information Line Items
Entity Address, Address Line One	Lvhua Village
Entity Address, Address Line Two	Luoshe Town
Entity Address, Address Line Three	Huishan District
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214189
Contact Personnel Name	Yingkai XU
City Area Code	+86
Local Phone Number	0510-83318500
Contact Personnel Email Address	ir@wxmtmj.cn